Contracted concessional assets (Tables)	6 Months Ended
Jun. 30, 2019
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of June 30, 2019 and December 31, 2018 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Contracted concessional assets cost	10,433,886	10,475,828
Amortization and impairment	(2,074,110)	(1,926,647)
Total	8,359,776	8,549,181